SHAREHOLDERS' EQUITY - Long-term Incentive Plans - Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2019 shares
Number of units
Balance, beginning of year (in shares)	3,515
Granted (in shares)	1,778
Vested (in shares)	(1,075)
Forfeited (in shares)	(126)
Balance, end of year (in shares)	4,092
Cash Settled DSU
Number of units
Balance, beginning of year (in shares)	391
Granted (in shares)	99
Vested (in shares)	(68)
Balance, end of year (in shares)	422
PSU
Number of units
Balance, beginning of year (in shares)	1,371
Granted (in shares)	817
Forfeited (in shares)	(49)
Balance, end of year (in shares)	2,139
RSU
Number of units
Balance, beginning of year (in shares)	1,753
Granted (in shares)	862
Vested (in shares)	(1,007)
Forfeited (in shares)	(77)
Balance, end of year (in shares)	1,531